Average Annual Total Returns - R6 Shares - JPMorgan Corporate Bond Fund	Class R6 Past	Class R6 Past	Class R6 Life of Fund since	Class R6 Inception Date	Class R6 Return After Taxes on Distributions Past	Class R6 Return After Taxes on Distributions Past	Class R6 Return After Taxes on Distributions Life of Fund since	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Past	Class R6 Return After Taxes on Distributions and Sale of Fund Shares Life of Fund since	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since	BLOOMBERG BARCLAYS U.S. CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past	BLOOMBERG BARCLAYS U.S. CORPORATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Life of Fund since
Total	10.34%	7.14%	5.21%	Mar. 01, 2013	8.62%	5.30%	3.54%	6.11%	4.73%	3.27%	7.51%	4.44%	3.39%	9.89%	6.74%	4.92%